INVESTMENT PROPERTY (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
Increase decrease in impairment losses recognized in profit or loss transferred from property, plant and equipment	¥ 4,858,000	¥ 1,617,000